Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Commitments
Schedule of projected future payments
	Related party	Other	Total
	US $ in millions
2023	18.9	617.1	636.0
2024	104.0	1,055.1	1,159.1
2025	51.7	951.6	1,003.3
2026	51.7	843.1	894.8
2027 and thereafter	231.6	4,724.2	4,955.8
	457.9	8,191.1	8,649.0